Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio,
FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Funds of Variable Insurance Products Fund V

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Scott Kuldell no longer serves as manager of the funds. The following information replaces similar information found in the "Management Contracts" section beginning on page 46.

Xuehai En is the portfolio manager of the VIP FundsManager Portfolios and receives compensation for his services. As of October 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Advisers funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP FundsManager Portfolio is based on each fund's pre-tax investment performance against its customized benchmark index, each of which is described below. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Composite Benchmark Index	Composite components
VIP FundsManager 20% Composite Index	20% Dow Jones Wilshire 5000 Composite Index 50% Lehman Brothers U.S. Aggregate Index 30% Lehman Brothers 3-Month U.S. Treasury Bill Index
VIP FundsManager 50% Composite Index	45% Dow Jones Wilshire 5000 Composite Index 5% MSCI EAFE Index (net MA tax) 40% Lehman Brothers U.S. Aggregate Index
10% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIP FundsManager 60% Composite Index	50% Dow Jones Wilshire 5000 Composite Index 10% MSCI EAFE Index (net MA tax) 35% Lehman Brothers U.S. Aggregate Index
5% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIP FundsManager 70% Composite Index	60% Dow Jones Wilshire 5000 Composite Index 10% MSCI EAFE Index (net MA tax) 25% Lehman Brothers U.S. Aggregate Index
5% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIP FundsManager 85% Composite Index	70% Dow Jones Wilshire 5000 Composite Index 15% MSCI EAFE Index (net MA tax) 15% Lehman Brothers U.S. Aggregate Index

VIPFMB-08-01 December 8, 2008
1.849574.101

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. En as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	7,624	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,015	$ 970	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP FundsManager 20% ($145 (in millions) assets managed), VIP FundsManager 50% ($328 (in millions) assets managed), VIP FundsManager 60% ($501 (in millions) assets managed), VIP FundsManager 70% ($326 (in millions) assets managed) and VIP FundsManager 85% ($123 (in millions) assets managed).

As of October 31, 2008 the dollar range of shares of VIP FundsManager 20% beneficially owned by Mr. En was none, the dollar range of shares of VIP FundsManager 50% beneficially owned by Mr. En was none, the dollar range of shares of VIP FundsManager 60% beneficially owned by Mr. En was none, the dollar range of shares of VIP FundsManager 70% beneficially owned by Mr. En was none, and the dollar range of shares of VIP FundsManager 85% beneficially owned by Mr. En was none.

Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio,
FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Funds of Variable Insurance Products Fund V

Service Class and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Scott Kuldell no longer serves as manager of the funds. The following information replaces similar information found in the "Management Contracts" section beginning on page 46.

Xuehai En is the portfolio manager of the VIP FundsManager Portfolios and receives compensation for his services. As of October 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Advisers funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP FundsManager Portfolio is based on each fund's pre-tax investment performance against its customized benchmark index, each of which is described below. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Composite Benchmark Index	Composite components
VIP FundsManager 20% Composite Index	20% Dow Jones Wilshire 5000 Composite Index 50% Lehman Brothers U.S. Aggregate Index 30% Lehman Brothers 3-Month U.S. Treasury Bill Index
VIP FundsManager 50% Composite Index	45% Dow Jones Wilshire 5000 Composite Index 5% MSCI EAFE Index (net MA tax) 40% Lehman Brothers U.S. Aggregate Index
10% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIP FundsManager 60% Composite Index	50% Dow Jones Wilshire 5000 Composite Index 10% MSCI EAFE Index (net MA tax) 35% Lehman Brothers U.S. Aggregate Index
5% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIP FundsManager 70% Composite Index	60% Dow Jones Wilshire 5000 Composite Index 10% MSCI EAFE Index (net MA tax) 25% Lehman Brothers U.S. Aggregate Index
5% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIP FundsManager 85% Composite Index	70% Dow Jones Wilshire 5000 Composite Index 15% MSCI EAFE Index (net MA tax) 15% Lehman Brothers U.S. Aggregate Index

VFMSCSC2B-08-01 December 8, 2008
1.849575.101

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. En as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	7,624	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,015	$ 970	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP FundsManager 20% ($145 (in millions) assets managed), VIP FundsManager 50% ($328 (in millions) assets managed), VIP FundsManager 60% ($501 (in millions) assets managed), VIP FundsManager 70% ($326 (in millions) assets managed) and VIP FundsManager 85% ($123 (in millions) assets managed).

As of October 31, 2008 the dollar range of shares of VIP FundsManager 20% beneficially owned by Mr. En was none, the dollar range of shares of VIP FundsManager 50% beneficially owned by Mr. En was none, the dollar range of shares of VIP FundsManager 60% beneficially owned by Mr. En was none, the dollar range of shares of VIP FundsManager 70% beneficially owned by Mr. En was none, and the dollar range of shares of VIP FundsManager 85% beneficially owned by Mr. En was none.